Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Detailed Information about Prepaid Expenses

	2017	2016
Prepaid taxes	$38,672	$39,153
Prepaid commissions	5,297	4,649
Prepaid rent	7,479	6,707
Prepaid insurance	207	772
Prepaid other	19,896	33,524

	$71,551	$84,805

Current	45,421	58,407
Non-current	26,130	26,398

	$71,551	$84,805